Schedule of Defined Benefit Plan Assets by Major Categories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Cash and equivalents	$ 279,883
Equity securities	906,136
Bonds	1,167,789
Real estate	570,490
Alternative investments	372,105
Total fair value of plan assets	3,296,404	$ 3,878,058
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and equivalents	279,883
Equity securities	906,136
Bonds	1,167,789
Real estate
Alternative investments
Total fair value of plan assets	2,353,808
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and equivalents
Equity securities
Bonds
Real estate	570,490
Alternative investments	372,105
Total fair value of plan assets	942,596
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and equivalents
Equity securities
Bonds
Real estate
Alternative investments
Total fair value of plan assets